Commitments And Contingencies (Long-Term Operating Commitments) (Details) $ in Millions	Aug. 31, 2021 CAD ($)
Disclosure of finance lease and operating lease by lessee [line items]
Purchase obligations	$ 1,002
Property, Plant and Equipment	166
Within one year [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Purchase obligations	420
Property, Plant and Equipment	157
1-3 Years [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Purchase obligations	297
Property, Plant and Equipment	9
3-5 years [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Purchase obligations	174
Property, Plant and Equipment	0
Over 5 years [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Purchase obligations	$ 111